Disclosure of business combinations (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Mineral Property, Plant And Equipment Disclosure Of Business Combinations 1	$ 6,529
Mineral Property, Plant And Equipment Disclosure Of Business Combinations 2	215
Mineral Property, Plant And Equipment Disclosure Of Business Combinations 3	30
Mineral Property, Plant And Equipment Disclosure Of Business Combinations 4	$ 6,774